Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 356,852	$ 181,123
Total Revenue	356,852	181,123
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	356,852	181,123
Cannabis and CBD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	288,291	132,788
Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	45,150	33,937
Data analytics services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	21,653	12,202
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,758	2,196
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	290,436	150,469
Total Revenue	290,437	150,469
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	59,323	29,734
Total Revenue	59,870	19,947
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,093	920
Retail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	352,458	173,845
Total Revenue	352,458	173,845
Retail | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	352,458	173,845
Retail | Cannabis and CBD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	288,291	132,788
Retail | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	40,902	26,798
Retail | Data analytics services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	21,653	12,202
Retail | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,612	2,057
Retail | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	288,685	147,080
Retail | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	56,680	25,845
Retail | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,093	920
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,272	7,191
Total Revenue	4,272	7,191
Wholesale | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	4,272	7,191
Wholesale | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,248	7,139
Wholesale | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	24	52
Wholesale | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,629	3,302
Wholesale | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,643	3,889
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	122	87
Total Revenue	122	87
Corporate | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	122	87
Corporate | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	122	87
Corporate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 122	$ 87